General Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
General Information

1.	General Information
The consolidated financial statements as of December 31, 2022 include the accounts of KT Corporation, which is the controlling company as defined under IFRS 10, Consolidated Financial Statements, and its 85 controlled subsidiaries as described in Note 1.2 (collectively referred to as the “Group”).

1.1	The Controlling Company
KT Corporation (the “Controlling Company”) commenced operations on January 1, 1982, when it spun off from the Korea Communications Commission (formerly the Korean Ministry of Information and Communications) to provide telecommunication
services and to engage in the development of advanced communications services under the Act of Telecommunications of Korea. The headquarters are located in Seongnam City, Gyeonggi Province, Republic of Korea, and the address of its registered head office is 90, Buljeong-ro, Bundang-gu, Seongnam City, Gyeonggi Province.
On October 1, 1997, upon the announcement of the Government-Investment Enterprises Management Basic Act and the Privatization Law, the Controlling Company became a government-funded institution under the Commercial Code of Korea.
On December 23, 1998, the Controlling Company’s shares were listed on the Korea Exchange.
On May 29, 1999, the Controlling Company issued 24,282,195 additional shares and issued American Depository Shares (ADS), representing new shares and 20,813,311 government-owned shares, at the New York Stock Exchange. On July 2, 2001, the additional ADS representing 55,502,161 government-owned shares were issued at the New York Stock Exchange.
In 2002, the Controlling Company acquired the entire government-owned shares in accordance with the Korean government’s privatization plan. As at the end of the reporting period, the Korean government does not own any shares
in the Controlling Company.

1.2	Consolidated Subsidiaries
The consolidated subsidiaries as at December 31, 2021 and 2022, are as follows:

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2021	December 31, 2022	Closing month
KT Linkus Co., Ltd.	Public telephone maintenance	Korea	92.4%	92.4%	December
KT Submarine Co., Ltd. 2,4	Submarine cable construction and maintenance	Korea	39.3%	32.9%	December
KT Telecop Co., Ltd.	Security service	Korea	86.8%	86.8%	December
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.) 4	Data communication	Korea	73.0%	73.0%	December
KT Service Bukbu Co., Ltd.	Opening services of fixed line	Korea	67.3%	67.3%	December
KT Service Nambu Co., Ltd.	Opening services of fixed line	Korea	77.3%	77.3%	December
KT Commerce Inc.	B2C, B2B service	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.2	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.3	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.4	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.5	Investment fund	Korea	100.0%	100.0%	December
BC-VP Strategic Investment Fund No.1	Investment fund	Korea	100.0%	100.0%	December
BC Card Co., Ltd.	Credit card business	Korea	69.5%	69.5%	December

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2021	December 31, 2022	Closing month
VP Inc. 4	Payment security service for credit card, others	Korea	50.9%	69.7%	December
H&C Network	Call center for financial sectors	Korea	100.0%	100.0%	December
BC Card China Co., Ltd.	Software development and data processing	China	100.0%	100.0%	December
INITECH Co., Ltd. 4	Internet banking ASP and security solutions	Korea	58.2%	61.3%	December
Smartro Co., Ltd.	VAN (Value Added Network) business	Korea	64.5%	64.5%	December
KTDS Co., Ltd. 4	System integration and maintenance	Korea	95.5%	95.6%	December
KT M&S Co., Ltd.	PCS distribution	Korea	100.0%	100.0%	December
GENIE Music Corporation 3,4	Online music production and distribution	Korea	36.2%	36.0%	December
KT MOS Bukbu Co., Ltd. 4	Telecommunication facility maintenance	Korea	100.0%	100.0%	December
KT MOS Nambu Co., Ltd. 4	Telecommunication facility maintenance	Korea	98.4%	98.4%	December
KT Skylife 4	Satellite TV	Korea	50.3%	50.2%	December
Skylife TV Co., Ltd.	TV contents provider	Korea	100.0%	100.0%	December
KT Estate Inc.	Residential building development and supply	Korea	100.0%	100.0%	December
KT Investment Management Inc . (KT AMC Co., Ltd.)	Asset management, real estate and consulting services	Korea	100.0%	100.0%	December
NEXR Co., Ltd.	Cloud system implementation	Korea	100.0%	100.0%	December
KTGDH Co., Ltd.	Data center development and related service	Korea	100.0%	100.0%	December
KT Sat Co., Ltd.	Satellite communication business	Korea	100.0%	100.0%	December
Nasmedia, Co., Ltd. 3,4	Solution provider and IPTV advertisement sales business	Korea	44.0%	44.0%	December
KT Sports Co., Ltd.	Management of sports teams	Korea	100.0%	100.0%	December
KT Music Contents Fund No.2	Music and contents investment business	Korea	100.0%	100.0%	December
KT-Michigan Global Content Fund	Content investment business	Korea	88.6%	88.6%	December
KTCS Corporation 2,4	Database and online information provider	Korea	32.2%	34.1%	December
KTIS Corporation 2,4	Database and online information provider	Korea	31.4%	33.3%	December
KT M Mobile Co., Ltd.	Special category telecommunications operator and sales of communication device	Korea	100.0%	100.0%	December
KT Investment Co., Ltd.	Financing business for new technology	Korea	100.0%	100.0%	December
PlayD Co., Ltd.	Advertising agency	Korea	70.4%	70.4%	December
Next Connect PFV	Residential building development and supply	Korea	100.0%	100.0%	December
KT Rwanda Networks Ltd.	Network installation and management	Rwanda	51.0%	51.0%	December
AOS Ltd.	System integration and maintenance	Rwanda	51.0%	51.0%	December
KT Japan Co., Ltd.	Foreign investment business and local counter work	Japan	100.0%	100.0%	December
East Telecom LLC	Wireless/fixed line internet business	Uzbekistan	91.6%	91.6%	December

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2021	December 31, 2022	Closing month
KT America, Inc.	Foreign investment business and local counter work	USA	100.0%	100.0%	December
PT. BC Card Asia Pacific	Software development and supply	Indonesia	99.9%	99.9%	December
KT Hongkong Telecommunications Co., Ltd.	Fixed line telecommunication business	Hong Kong	100.0%	100.0%	December
Korea Telecom Singapore Pte. Ltd.	Foreign investment business and local counter work	Singapore	100.0%	100.0%	December
Texnoprosistem LLC	Fixed line internet business	Uzbekistan	100.0%	100.0%	December
Nasmedia Thailand Co., Ltd.	Internet advertising solution	Thailand	99.9%	99.9%	December
KT Huimangjieum	Manufacturing	Korea	100.0%	100.0%	December
K-REALTY RENTAL HOUSING REIT 3	Residential building	Korea	88.6%	88.6%	December
Storywiz Co., Ltd.	Contents and software development and supply	Korea	100.0%	100.0%	December
KT Engineering Co., Ltd.	Telecommunication facility construction and maintenance	Korea	100.0%	100.0%	December
KT Studio Genie Co., Ltd.	Data communication service and data communication construction business	Korea	100.0%	90.9%	December
KHS Corporation	Operation and maintenance of facilities	Korea	100.0%	100.0%	December
Lolab Co., Ltd.	Truck transportation and trucking arrangement business	Korea	80.0%	79.8%	December
HCN Co., Ltd.	Cable television service	Korea	100.0%	100.0%	December
Millie Seojae 3	Book contents service	Korea	38.6%	38.6%	December
KT ES Pte. Ltd.	Foreign investment business	Singapore	57.6%	57.6%	December
Epsilon Global Communications PTE. Ltd.	Network service industry	Singapore	100.0%	100.0%	December
Epsilon Telecommunications (SP) PTE. Ltd.	Fixed line telecommunication business	Singapore	100.0%	100.0%	December
Epsilon Telecommunications (US) PTE. Ltd.	Fixed line telecommunication business	Singapore	100.0%	100.0%	December
Epsilon Telecommunications Limited	Fixed line telecommunication business	UK	100.0%	100.0%	December
Epsilon Telecommunications (HK) Limited	Fixed line telecommunication business	Hong Kong	100.0%	100.0%	December
Epsilon US Inc.	Fixed line telecommunication business	USA	100.0%	100.0%	December
Epsilon Telecommunications (BG) EOOD	Employee support service	Bulgaria	100.0%	100.0%	December
Epsilon M E A General Trading LLC 3	Local counter work	United Arab Emirates	49.0%	49.0%	December
Nasmedia-KT Alpha Future Growth Strategic Investment Fund	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund 6	Investment fund	Korea	100.0%	100.0%	December
Altimedia Corporation	Software development and delivery	Korea	100.0%	100.0%	December
Alticast B.V.	Software development and delivery	Netherlands	100.0%	100.0%	December
Alticast Company Limited	Software development and delivery	Vietnam	100.0%	100.0%	December
BCCARD VIETNAM LTD.	Software sales business	Vietnam	100.0%	100.0%	December
KTP SERVICES INC.	Fixed line telecommunication business	Philippines	100.0%	100.0%	December
KT RUS LLC	Foreign investment business	Russia	—	100.0%	December
Hangang Real Estate Investment Trust No. 24	Investment fund	Korea	—	75.0%	December

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2021	December 31, 2022	Closing month
KT DX Vietnam Company Limited	Software development	Vietnam	—	100.0%	December
kt cloud Co., Ltd.	Information telecommunication business	Korea	—	100.0%	December
Pocheon Jeonggyori Development Co., Ltd.	Residential building development	Korea	—	80.9%	December
Alpha DX Solution Co., Ltd.	Data communication service	Korea	—	100.0%	December
PT CRANIUM ROYAL ADITAMA	Software development	Indonesia	—	67.0%	December
KT Primorye IDC LLC	Data processing and associated service delivery	Russia	—	99.0%	December
Juice Inc. 3	Online information provider/Software development and delivery	Korea	—	41.2%	December
SPARK AND ASSOCIATES INC.	Network service industry	Korea	—	100.0%	December

1	Sum of the ownership interests owned by the Controlling Company and subsidiaries.
2
Although the Controlling Company owns less than 50% ownership in this entity, this entity is consolidated as the Controlling Company can exercise the majority voting rights in its decision-making process at all times considering the historical voting pattern at the shareholders’ meetings.

3
Although the Controlling Company owns less than 50% ownership in this entity, this entity is consolidated as the Controlling Company holds the majority of voting right based on an agreement with other investors.

4	The number of subsidiaries’ treasury stock is deducted from the total number of shares when calculating the controlling percentage ownership.

1.3	Changes in Scope of Consolidation
Subsidiaries
newly
included and excluded in the consolidation during the year ended December 31, 2022:

Changes	Location	Name of Subsidiary	Reason
Included	Russia	KT RUS LLC	Newly established
Included	Korea	Hangang Real Estate Investment Trust No. 24	Newly established
Included	Vietnam	KT DX Vietnam Company Limited	Newly established
Included	Korea	kt cloud Co., Ltd.	Newly established
Included	Korea	Pocheon Jeonggyori Development Co., Ltd.	Newly established
Included	Korea	Alpha DX Solution Co., Ltd.	Split-off
Included	Indonesia	PT CRANIUM ROYAL ADITAMA	Transferred
Included	Russia	KT Primorye IDC LLC	Newly established
Included	Korea	SPARK AND ASSOCIATES INC.	Transferred
Included	Korea	Juice Inc.	Transferred
Excluded	Korea	MEDIA GENIE Co., Ltd.	Merged
Excluded	Korea	kt seezn Co., Ltd.	Merged
Excluded	UK	7D Digital Limited	Liquidated
Excluded	Korea	Whowho&Company Co., Ltd.	Merged

Summarized information for consolidated subsidiaries as at and for the years ended December 31, 2020, 2021 and 2022 is as follows:

( in millions of Korean won)	December 31, 2020
	Total assets		Total liabilities		Operating revenues		Profit (loss) for the year
KT Powertel Co., Ltd.	￦	119,694	￦	18,833	￦	65,897	￦	3,809
KT Linkus Co., Ltd.		58,372		54,022		84,519		(3,212)
KT Submarine Co., Ltd.		116,813		14,032		110,201		1,197
KT Telecop Co., Ltd.		318,456		193,737		392,489		212
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)		288,949		92,599		350,231		2,080
KT Service Bukbu Inc.		60,825		56,554		217,451		(871)
KT Service Nambu Inc.		58,182		51,460		264,776		(456)
BC Card Co., Ltd. 1		3,084,398		1,778,751		3,387,640		39,455
H&C Network 1		269,651		61,365		322,690		2,413
Nasmedia Co., Ltd. 1		422,039		221,371		113,136		23,134
KTDS Co., Ltd. 1		183,297		133,129		499,990		10,635
KT M Hows Co., Ltd.		104,704		76,315		44,860		6,935
KT M&S Co., Ltd.		231,260		197,306		661,533		(485)
GENIE Music Corporation		250,538		88,488		247,237		9,472
KT MOS Bukbu Co., Ltd.		32,167		26,070		67,975		1,473
KT MOS Nambu Co., Ltd.		33,765		24,947		71,259		1,639
KT Skylife Co., Ltd. 1		919,476		175,039		706,631		58,190
KT Estate Inc. 1		1,689,601		325,429		365,335		14,370
KTGDH Co., Ltd. (KTSB Data Service)		11,003		1,669		4,282		538
KT Sat Inc.		630,740		92,791		173,693		14,753
KT Sports Inc.		26,572		14,940		46,608		(2,516)
KT Music Contents Fund No.1		4,844		1,525		243		84
KT Music Contents Fund No.2		15,021		285		169		(116)
KT-Michigan Global Contents Fund		10,382		175		111		(1,420)
Autopion Co., Ltd.		4,903		4,961		6,174		(2,459)
KT M Mobile Inc.		129,011		27,281		163,472		(3,617)
KT Investment Co., Ltd. 1		115,627		93,695		47,801		4,680
KTCS Corporation 1		384,919		215,175		933,006		11,323
KTIS Corporation		294,289		126,894		454,172		7,387
Next Connect PFV Inc.		394,268		37,271		26		(7,101)
KT Japan Co., Ltd. 1		2,694		2,622		1,853		1
Korea Telecom China Co., Ltd.		381		21		618		(492)
KT Dutch B.V. 1		29,585		10,109		26,782		6,061
KT AMERICA, INC		4,498		125		6,808		712
KT Rwanda Networks Ltd. 2		114,768		191,781		17,870		(34,610)
KT Belgium		87,608		—		(81)		(81)
KBTO sp.z o.o.		438		117		490		(2,823)
AOS Ltd. 2		11,812		3,875		5,719		296
KT Hong Kong Telecommunications Co., Ltd.		6,159		2,800		16,386		1,308
KT Hopemate		3,720		2,787		5,239		(13)
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.		5,703		1,165		333		83
Storywiz Co., Ltd		21,594		10,065		19,209		(1,954)
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)		138,220		102,963		346,040		(8,461)

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	At the end of the reporting period, convertible preferred stock issued by subsidiaries is included in liabilities.

(In millions of Korean won)	December 31, 2021
	Total assets		Total liabilities		Operating revenues 3		Profit (loss) for the year 3
KT Linkus Co., Ltd	￦	54,219	￦	53,316	￦	81,434	￦	(3,095)
KT Submarine Co., Ltd.		110,390		10,736		31,374		(3,183)
KT Telecop Co., Ltd.		363,224		233,797		515,456		3,985
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)		390,671		172,767		471,870		(8,692)
KT Service Bukbu Inc.		59,341		54,070		231,602		1,128
KT Service Nambu Inc.		62,513		52,695		271,174		1,430
BC Card Co., Ltd. 1		3,933,427		2,481,004		3,580,970		120,308
H&C Network Co., Ltd. 1		88,616		4,993		227,604		11,995
Nasmedia Co., Ltd. 1		490,394		268,618		125,876		27,120
KTDS Co., Ltd. 1		341,358		199,831		632,899		21,464
KT M&S Co., Ltd.		241,377		203,051		710,634		3,496
KT MOS Bukbu Co., Ltd.		32,511		25,402		70,212		1,637
KT MOS Nambu Co., Ltd.		36,741		26,053		71,940		2,016
KT Skylife Co., Ltd. 1		1,275,645		469,694		772,950		62,309
KT Estate Inc. 1		2,370,940		791,884		577,578		213,203
KTGDH Co., Ltd.		11,464		1,560		4,423		553
KT Sat Inc.		593,616		34,169		174,750		20,830
KT Sports Inc.		29,524		19,740		67,612		(2,039)
KT Music Contents Fund No.2		14,985		278		253		(30)
KT-Michigan Global Contents Fund		3,552		112		13,592		10,032
KT M Mobile Inc.		144,175		40,749		204,641		5,918
KT Investment Co., Ltd. 1		87,366		66,108		21,040		(697)
KTCS Corporation 1		416,750		234,172		968,499		19,034
KTIS Corporation		369,361		177,619		487,801		24,944
Next Connect PFV Inc.		518,441		167,963		—		(6,519)
KT Japan Co., Ltd. 1		1,474		2,633		1,298		(142)
KT America, Inc.		4,884		101		6,508		201
KT Rwanda Networks Ltd. 2		125,860		236,389		23,328		(28,770)
AOS Ltd. 2		11,539		2,812		6,942		823
KT Hong Kong Telecommunications Co., Ltd.		6,613		1,346		18,825		1,313
KT Hopemate 1		6,311		2,978		12,538		116
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)		185,850		144,832		284,998		366
KT Studio Genie Co., Ltd. 1,		648,534		276,933		90,047		(16,443)
Lolab Co., Ltd.		26,726		897		2,107		(134)
East Telecom LLC 1		35,904		22,088		11,960		2,487
KT ES Pte. Ltd. 1		240,331		80,597		15,157		(6,355)
KT Philippines		3,641		1,243		—		—
Altimedia Corporation 1		32,338		9,742		6,968		1,037

( i n millions of Korean won)	December 31, 2022
	Total assets		Total liabilities		Operating revenues 3		Profit (loss) for the year 3
KT Linkus Co., Ltd.	￦	47,734	￦	47,498	￦	76,135	￦	(614)
KT Submarine Co., Ltd.		120,255		7,884		42,848		(12,126)
KT Telecop Co., Ltd.		370,004		230,965		517,406		4,267
KT Alpha Co., Ltd. 1 (KT Hitel Co., Ltd.)		406,236		172,211		516,737		13,115
KT Service Bukbu Co., Ltd.		74,673		65,820		252,304		3,227
KT Service Nambu Co., Ltd.		80,450		66,479		301,720		3,067
BC Card Co., Ltd. 1		5,666,075		4,109,200		3,897,090		148,341
H&C Network		82,737		6,640		27,392		992
Nasmedia Co., Ltd. 1		516,945		275,730		153,211		27,691
KTDS Co., Ltd. 1		401,932		228,474		723,161		30,941
KT M&S Co., Ltd.		255,310		204,336		730,802		8,105
KT MOS Bukbu Co., Ltd.		38,684		22,553		83,085		4,607
KT MOS Nambu Co., Ltd.		42,011		25,416		83,330		5,035
KT Skylife Co., Ltd. 1		1,359,166		503,679		1,038,468		20,941
KT Estate Inc. 1		2,480,333		833,842		478,188		58,780
KT GDH Co., Ltd.		12,059		1,596		4,323		451
KT Sat Co., Ltd.		677,980		89,644		185,313		28,073
KT Sports Co., Ltd.		28,220		15,461		65,350		(7,302)
KT Music Contents Fund No.2		15,718		277		1,040		735
KT-Michigan Global Content Fund		2,371		27		33		(1,095)
KT M Mobile Co., Ltd.		152,114		49,816		262,918		4,731
KT Investment Co., Ltd. 1		103,354		79,182		15,136		2,840
KTCS Corporation 1		419,726		228,618		1,031,010		17,634
KTIS Corporation		396,208		199,204		536,229		15,917
Next Connect PFV		624,734		277,967		3		(3,712)
KT Japan Co., Ltd. 1		1,888		3,141		3,263		226
KT America, Inc.		5,945		843		8,070		37
KT Rwanda Networks Ltd. 2		126,721		267,369		30,834		(27,467)
AOS Ltd. 2		10,972		905		8,049		1,274
KT Hong Kong Telecommunications Co., Ltd.		10,505		4,768		20,413		51
KT Huimangjieum 1		6,984		2,582		22,860		494
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)		141,463		89,853		258,435		10,302
KT Studio Genie Co., Ltd. 1		987,270		268,911		723,580		189,498
Lolab Co., Ltd.		35,091		17,247		74,881		(7,985)
East Telecom LLC 1		42,691		21,645		27,030		6,419
KT ES Pte. Ltd. 1		240,721		88,640		78,815		(23,957)
KTP SERVICES INC.		3,832		2,044		776		(255)
Altimedia Corporation 1		44,861		15,777		47,203		6,035
KT RUS LLC 1		967		16		5		(871)
KT DX Vietnam Company Limited		1,815		6		—		26
kt cloud Co., Ltd. 1		1,348,684		245,872		432,118		14,712

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	At the end of the reporting period, convertible preferred stock issued by subsidiaries is included in liabilities.
3	Profit or loss is included from the date of acquisition of control to the end of the reporting period.